Intangible Assets (Including Goodwill)	6 Months Ended
Jun. 30, 2018
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Intangible Assets (Including Goodwill)

NOTE 14 - INTANGIBLE ASSETS (INCLUDING GOODWILL)

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2018	403	24	18	15	9	2	68
Additions	—	—	1	—	4	—	5
Amortization expense	—	(2)	(4)	—	—	—	(6)
Transfer during the period	—	—	2	—	(2)	—	—
Effects of changes in foreign exchange rates	11	—	—	—	1	—	1

Net balance at June 30, 2018	414	22	17	15	12	2	68

Cost	414	83	58	39	13	2	195
Less accumulated amortization and impairment	—	(61)	(41)	(24)	(1)	—	(127)

Net balance at June 30, 2018	414	22	17	15	12	2	68